Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated July 31, 2023
Prospectus dated September 29, 2023
Prospectus dated December 29, 2023
Prospectus dated February 29, 2024
Prospectus dated May 1, 2024
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Short Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated July 31, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Minnesota Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated September 29, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Minnesota Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated September 29, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Nebraska Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated September 29, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Oregon Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated September 29, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Credit Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated December 29, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated December 29, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated February 29, 2024
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Large Cap Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated February 29, 2024
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Mid Cap Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated February 29, 2024
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated February 29, 2024
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Small Cap Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated February 29, 2024
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Small Cap Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated February 29, 2024
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated February 29, 2024
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated May 1, 2024
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Real Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated May 1, 2024
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
Prospectus dated May 1, 2024
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.